Transactions with Related Parties - Credit Facilities and Interest Rate Swap Facility (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Borrowing capacity, extension of expiration period (in years)	2 years
Interest rate swap, notional amount	$ 80,000,000
Lofou
Line of Credit Facility [Line Items]
Maximum borrowing capacity	20,000,000
Borrowing capacity increase	$ 10,000,000